3. CONVERTIBLE NOTES PAYABLE	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
CONVERTIBLE NOTES PAYABLE

Note 3.  CONVERTIBLE NOTES PAYABLE

On June 5, 2012, the Company retired a non-interest bearing note payable due to a stockholder of the Company in the principal amount of $100,290 by replacing the note with a convertible note payable.  Terms of the replacement convertible note are as follows:  principal balance of $100,290, maturity date of June 5, 2013, interest accrues at the rate of 7% per annum, and principal is convertible into shares of common stock at a conversion rate equal to the lesser of (i) $0.01 per share, or (ii) 50% of the current market price of common stock, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

On June 8, 2012, the stockholder converted $6,250 of principal into 625,000 shares of common stock.  After the conversion, outstanding principal due the stockholder was $94,040.

The Company is accounting for the conversion feature as a separate derivative liability under ASC 815.  As such, the Company will carry the conversion feature liability at fair value on the balance sheet.  The Company determined the fair value of the conversion feature as of June 5, 2012 and also as of the year ended December 31, 2012.  The fair value took into consideration the look-back provision and was determined pursuant to the guidance provided by ASC 718-50-55-24, which required the Company to use a combination of the fair value of a share of common stock and a share’s put and call value determined using an option valuation model.  To determine the put and call values, the Company used the Black-Scholes option valuation model using the following inputs:  the fair value of share of common stock of $0.0292, exercise price of $0.01 per share, remaining contractual term (1 year as of June 5, 2012), volatility of approximately 59%, and a risk-free interest rate of approximately 0.2%.  To determine the fair value of a share of common stock, the Company used the last trading price that took place on April 30, 2012 for which shares of common stock were sold.  Volatility was determined by using a peer group of public companies, and the Company used US treasuries with a similar a contractual term to determine the risk-free interest rate.

The conversion feature was fair valued at $244,522 at June 5, 2012 and $228,036 at December 31, 2012.  The fair value at December 31, 2012 took into consideration the $6,250 of principal conversion, which resulted in $15,238 of conversion feature liability being reclassified to equity.  The change in fair value of the conversion liability is being recorded through operating results.  During the year ended December 31, 2012, the Company recognized other income of $5 related to the change in fair value of the conversion feature.

When recording the conversion feature liability at June 5, 2012, the Company recognized a 100% debt discount on the note payable of $100,290 and interest expense of $144,232.  The debt discount is being accreted to interest expense using the straight-line method over the one-year contractual term of the debt.  The June 8, 2012 principal conversion resulted in the accelerated accretion of $6,250.  During the year ended December 31, 2012, the Company also recognized in the normal course accretion of $45,208.

On August 27, 2012, the Company issued a convertible note to a stockholder of the Company in the principal amount of $12,500.  Terms of the note are as follows:  principal balance of $12,500, maturity date of March 3, 2013, interest accrues at the rate of 10% per annum, and principal is convertible into shares of common stock at a conversion rate equal to the 50% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

The conversion feature was fair valued at $12,500 at August 27, 2012 and $12,818 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the yea ended December 31, 2012, the Company recognized other expense of $438 related to the change in fair value of the conversion feature.

On September 19, 2012, the Company issued a convertible note to a stockholder of the Company in the principal amount of $12,500.  Terms of the note are as follows:  principal balance of $12,500, maturity date of December 19, 2012, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 50% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.  Also, upon default, interest accrues at the rate of 18% per annum.

The conversion feature was fair valued at $12,500 at September 19, 2012 and $12,857 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $357 related to the change in fair value of the conversion feature.

On November 7, 2012, the Company issued a convertible note in the principal amount of $50,000.  Terms of the note are as follows:  principal balance of $50,000, maturity date of November 7, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $21,429 at November 7, 2012 and $21,750 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $321 related to the change in fair value of the conversion feature.

On November 21, 2012, the Company issued a convertible note in the principal amount of $67,000.  Terms of the note are as follows:  principal balance of $67,000, maturity date of November 21, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $28,714 at November 21, 2012 and $29,033 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $319 related to the change in fair value of the conversion feature.

On November 21, 2012, the Company issued a convertible note in the principal amount of $33,000.  Terms of the note are as follows:  principal balance of $33,000, maturity date of November 21, 2013, interest accrues at the rate of 10% per annum, principal is convertible into shares of common stock at a conversion rate equal to the 70% of the lowest trading price during the 20 consecutive trading days prior to conversion, as defined in the agreement.

Upon default, which includes but is not limited to, the Company not being able to deliver common shares upon conversion, the debt holder can put the principal back to the company at the greater of (i) the principal amount due, or (ii) an amount equal to the product of the number of share that would be received upon conversion times the current fair value of the common stock, as defined.

The conversion feature was fair valued at $14,143 at November 32, 2012 and $14,300 at December 31, 2012. The change in fair value of the conversion liability is being recorded through operating results.  For the year ended December 31, 2012, the Company recognized other expense of $157 related to the change in fair value of the conversion feature.